Employee benefits - Overfunded pension plans - Measurement of assets at fair value (Details) - Overfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Measurement of plan assets
Assets as at beginning of the year	$ 6,317
Assets as at end of the year	6,699	$ 6,317
Level 3
Measurement of plan assets
Assets as at beginning of the year	780	710
Return on plan assets	68	17
Assets purchases	127	90
Assets sold during the year	(162)	(161)
Translation adjustment	(13)	136
Transfer to held for sale		(12)
Assets as at end of the year	800	780
Level 3 | Private equity funds
Measurement of plan assets
Assets as at beginning of the year	140	136
Return on plan assets	37	(19)
Assets purchases	31	30
Assets sold during the year	(8)	(23)
Translation adjustment	(4)	26
Transfer to held for sale		(10)
Assets as at end of the year	196	140
Level 3 | Real estate funds
Measurement of plan assets
Assets as at beginning of the year	10	6
Return on plan assets	(2)
Assets purchases	8	3
Translation adjustment	(1)	1
Assets as at end of the year	15	10
Level 3 | Real estate
Measurement of plan assets
Assets as at beginning of the year	370	319
Return on plan assets	4	3
Assets purchases	13	2
Assets sold during the year	(17)	(17)
Translation adjustment	(5)	63
Assets as at end of the year	365	370
Level 3 | Loans to participants
Measurement of plan assets
Assets as at beginning of the year	260	249
Return on plan assets	29	33
Assets purchases	75	55
Assets sold during the year	(137)	(121)
Translation adjustment	(3)	46
Transfer to held for sale		(2)
Assets as at end of the year	$ 224	$ 260